EXHIBIT 99.1
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Accrued Interest Date:                                                                                     Collection Period Ending:
26-Feb-07                                                                                                                  28-Feb-07
Distribution Date:                                BMW Vehicle Owner Trust 2006-A                                            Period #
26-Mar-07                                         ------------------------------                                                   6

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Balances
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                                                                              Initial         Period End
     Receivables                                                       $1,153,770,268       $889,430,671
     Reserve Account                                                       $2,772,491         $2,772,491
     Yield Supplement Overcollateralization                               $44,773,894        $35,117,539
     Overcollateralization                                                       $374         $2,131,853
     Class A-1 Notes                                                     $323,000,000        $66,185,279
     Class A-2 Notes                                                     $308,000,000       $308,000,000
     Class A-3 Notes                                                     $280,000,000       $280,000,000
     Class A-4 Notes                                                     $173,044,000       $173,044,000
     Class B Notes                                                        $24,952,000        $24,952,000

Current Collection Period
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     Beginning Receivables Outstanding                                   $928,737,655
     Collections
        Principal Collections
           Receipts of Scheduled Principal                                $25,705,547
           Receipts of Pre-Paid Principal                                 $12,255,716
           Liquidation Proceeds                                              $619,160
           Principal Balance Allocable to Gross Charge-offs                  $726,561
        Total Principal  Reduction                                        $39,306,984

        Interest Collections
           Receipts of Interest                                            $3,715,252
           Servicer Advances                                                 $317,815
           Reimbursement of Previous Servicer Advances                             $0
           Accrued Interest on Purchased Receivables                               $0
           Recoveries                                                         $78,716
           Net Investment Earnings                                            $11,106
        Total Interest Collections                                         $4,122,888

     Total Collections                                                    $42,703,312

     Ending Receivables Outstanding                                      $889,430,671

Servicer Advance Amounts
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     Beginning Period Unreimbursed Previous Servicer Advance                 $575,752
     Current Period Servicer Advance                                         $317,815
     Current Reimbursement of Previous Servicer Advance                            $0
     Ending Period Unreimbursed Previous Servicer Advances                   $893,567

Collection Account
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     Deposits to Collection Account                                       $42,703,312

     Distribution Amounts Due
        Servicing Fees Due                                                   $773,948
        Class A Noteholder Interest Distribution Due                       $3,723,469
        First Priority Principal Distribution Due                         $11,014,125
        Class B Noteholder Interest Distribution Due                         $107,917
        Second Priority Principal Distribution Due                        $24,952,000
        Reserve Account Deposit Due                                                $0
        Regular Principal Distribution Due                                 $7,906,423
        Unpaid Trustee Fees Due                                                    $0

        Amounts Paid to the Servicer                                         $773,948
        Amounts Deposited into Note Distribution Account                  $41,929,364
        Amounts Deposited into Reserve Account                                     $0
        Excess Funds Released to Depositor                                         $0
     Total Distributions from Collection Account                          $42,703,312

Excess Funds Released to the Depositor
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        Release from Reserve Account                                               $0
        Release from Collection Account                                            $0
     Total Excess Funds Released to the Depositor                                  $0

Note Distribution Account
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     Amount Deposited from the Collection Account                         $41,929,364
     Interest Distribution to Noteholders                                  $3,831,386
     Principal Distribution to Noteholders                                $38,097,978
     Amount Deposited from the Reserve Account                                     $0
     Amount Paid to Noteholders                                           $41,929,364

Distributions
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     Interest Distributable Amount                                        Current Int         Per $1,000
     Class A-1 Notes                                                         $435,024              $4.17
     Class A-2 Notes                                                       $1,360,333              $4.42
     Class A-3 Notes                                                       $1,197,000              $4.28
     Class A-4 Notes                                                         $731,111              $4.23
     Class B Notes                                                           $107,917              $4.33

     Monthly Principal Distributable Amount                           Current Payment     Ending Balance    Per $1,000        Factor
     Class A-1 Notes                                                      $38,097,978        $66,185,279       $117.95        20.49%
     Class A-2 Notes                                                               $0       $308,000,000         $0.00       100.00%
     Class A-3 Notes                                                               $0       $280,000,000         $0.00       100.00%
     Class A-4 Notes                                                               $0       $173,044,000         $0.00       100.00%
     Class B Notes                                                                 $0        $24,952,000         $0.00       100.00%

Carryover Shortfalls
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                                                                Prior Period Carryover   Current Payment    Per $1,000
     Class A-1 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-2 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-3 Interest Carryover Shortfall                                        $0                 $0            $0
     Class A-4 Interest Carryover Shortfall                                        $0                 $0            $0
     Class B Interest Carryover Shortfall                                          $0                 $0            $0


Receivables Data
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                                                                     Beginning Period      Ending Period
     Number of Contracts                                                       54,087             52,147
     Weighted Average Remaining Term                                            45.65              45.14
     Weighted Average Annual Percentage Rate                                    5.52%              5.51%

     Delinquencies Aging Profile End of Period                          Dollar Amount         Percentage
        Current                                                          $804,536,851             90.46%
        1-29 days                                                         $70,076,663              7.88%
        30-59 days                                                        $11,012,680              1.24%
        60-89 days                                                         $2,555,666              0.29%
        90-119 days                                                          $476,387              0.05%
        120-149 days                                                         $772,423              0.09%
        Total                                                            $889,430,671            100.00%
        Delinquent Receivables +30 days past due                          $14,817,156              1.67%


     Write-offs
        Gross Principal Write-Offs for Current Period                        $726,561
        Recoveries for Current Period                                         $78,716
        Net Write-Offs for Current Period                                    $647,845

        Cumulative Realized Losses                                         $1,125,782


     Repossessions                                                      Dollar Amount              Units
        Beginning Period Repossessed Receivables Balance                   $2,913,579                 95
        Ending Period Repossessed Receivables Balance                      $2,617,154                 82
        Principal Balance of 90+ Day Repossessed Vehicles                     $91,513                  3



Yield Supplement Overcollateralization
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     Beginning Period Required Amount                                     $36,624,213
     Beginning Period Amount                                              $36,624,213
     Current Distribution Date Required Amount                            $35,117,539
     Current Period Release                                                $1,506,675
     Ending Period Amount                                                 $35,117,539
     Next Distribution Date Required Amount                               $33,651,693

Reserve Account
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     Beginning Period Required Amount                                      $2,772,491
     Beginning Period Amount                                               $2,772,491
     Net Investment Earnings                                                  $11,106
     Current Period Deposit Amount Due                                             $0
     Current Period Deposit Amount Paid From Collection Account                    $0
     Current Period Release to Note Distribution Account                           $0
     Ending Period Required Amount                                         $2,772,491
     Current Period Release to Depositor                                           $0
     Ending Period Amount                                                  $2,772,491


Overcollateralization
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     Beginning Period Amount                                               $1,834,185
     Ending Period Target Credit Enhancement OC Amount                     $7,906,423
     Ending Period Amount                                                  $2,131,853
     Current Period Release                                                        $0
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